Transactions with Affiliates - Omnibus Agreement Table (Details) - Omnibus Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 31,846	$ 28,255	$ 24,034
General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	22,896	20,249	16,882
Public Company Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 8,950	$ 8,006	$ 7,152